SHARE-BASED COMPENSATION (Details)	12 Months Ended					1 Months Ended				1 Months Ended			12 Months Ended
	Dec. 31, 2012 Share options USD ($)	Dec. 31, 2012 Share options CNY	Dec. 31, 2011 Share options USD ($)	Dec. 31, 2011 Share options CNY	Dec. 31, 2013 Share options	Jul. 31, 2012 Share options Performance Condition	Jul. 31, 2012 Share options Performance Condition Minimum	Jul. 31, 2012 Share options Performance Condition Maximum	Dec. 31, 2013 Nonvested restricted stock	Jul. 31, 2012 Nonvested restricted stock Performance Condition	Jul. 31, 2012 Second anniversary of the stated vesting commencement date Share options Performance Condition	Jul. 31, 2012 Vesting ratably over the following two years Share options Performance Condition	Dec. 31, 2013 Incentive Award Plans Maximum	Dec. 31, 2013 Incentive Award Plans Second anniversary of the stated vesting commencement date	Dec. 31, 2013 Incentive Award Plans Vesting ratably over the following two years	Feb. 28, 2007 2007 Global Share Plan	Oct. 31, 2008 2008 Global Share Plan	Jun. 30, 2007 2008 Global Share Plan	Jul. 31, 2010 2009 Share Incentive Plan	Sep. 30, 2009 2009 Share Incentive Plan
Share based compensation
Share-based payment award, maximum number of incentive award available (in shares)																10,000,000	7,000,000	3,000,000	15,000,000	3,000,000
Share-based payment award, contractual term													10 years
Share-based payment award, vesting percentage											50.00%	50.00%		50.00%	50.00%
Period for remaining percentage vested												2 years			2 years
Share-based payment award, option granted (in shares)					24,743,043
Share-based payment award, nonvested restricted stocks (in shares)									4,162,416
Number of options, granted (in shares)						1,475,366
Period with ending date of December 31, 2014, for assessment of performance or market conditions						3 years				3 years
Percentage of option exercisable							0.00%	200.00%
Weighted-average grant date fair value for options granted (in CNY or dollars per share)	$ 1.35	8.52	$ 2.23	14.37